Stock-Based Compensation Plans	9 Months Ended
Sep. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Stock-Based Compensation Plans

26. STOCK-BASED COMPENSATION PLANS

Cenovus has a number of stock-based compensation plans which include stock options with associated NSRs, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”). The following tables summarize information related to Cenovus’s stock-based compensation plans:

	Units Outstanding	Units Exercisable
As at September 30, 2020	(thousands)	(thousands)
NSRs	30,795	20,576
PSUs	8,355	-
RSUs	8,873	-
DSUs	1,502	1,502

The weighted average exercise price of NSRs outstanding as at September 30, 2020 was $18.59.

	Units Granted	Units Vested and Exercised/ Paid Out
For the nine months ended September 30, 2020	(thousands)	(thousands)
NSRs	5,783	42
PSUs	2,784	1,096
RSUs	2,678	2,172
DSUs	291	60

In the nine months ended September 30, 2020, 42 thousand NSRs, with a weighted average exercise price of $9.48, were exercised and net settled for cash (Note 24).

The following table summarizes the stock-based compensation expense (recovery) recorded for all plans:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2020	2019	2020	2019
NSRs	3	2	9	7
PSUs	(2)	4	(9)	6
RSUs	(3)	11	(8)	24
DSUs	(1)	3	(7)	8
Stock-Based Compensation Expense (Recovery)	(3)	20	(15)	45
Stock-Based Compensation Costs Capitalized	1	6	(4)	15
Total Stock-Based Compensation	(2)	26	(19)	60